Fair Value Disclosures - Gains or (Losses) on Level 3 Instruments Included in Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Total net gains included in income for the period	$ 4	$ 6
Change in unrealized gains relating to assets still held at reporting date	$ 4	$ 6